STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

September 10, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Christina DiAngelo and John C. Grzeskiewicz, Esq.

Re:	Strategic Funds, Inc. (333-168329; 811-03940)
Registration Statement on Form N-14

Ladies and Gentlemen:

Transmitted for filing with the Securities and Exchange Commission (the "Commission"), are the definitive versions of two prospectus/proxy statements (the "Proxy/Prospectuses") and statements of additional information (the "SAIs").  One Proxy/Prospectus contains a proposal to the shareholders of Dreyfus Structured Midcap Fund (the "Structured Fund"), a series of Advantage Funds, Inc., to transfer the Structured Fund's assets, subject to its liabilities, to Dreyfus Active MidCap Fund (the "Acquiring Fund"), a series of the Registrant.  The second Proxy/Prospectus contains a proposal to the shareholders of Dreyfus S&P STARS Opportunities Fund (the "STARS Opportunities Fund"), a series of Dreyfus Manager Funds I, to transfer the STARS Opportunities Fund's assets, subject to its liabilities, to the Acquiring Fund.

Each Proxy/Prospectus and SAI filed herewith is marked to show changes from the versions of the relevant Proxy/Prospectus and SAI included as part of the Registrant's Registration Statement on Form N-14 filed on July 27, 2010.  These changes were made primarily in response to comments given telephonically by Christina DiAngelo of the staff (the "Staff") of the Commission to Nicole M. Runyan of Stroock & Stroock & Lavan LLP on August 11, 2010.  Set forth below is a summary of the Staff's comments and the Registrant's responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Proxy/Prospectuses filed herewith.

Proxy/Prospectuses:

1.
Staff Comment.  If the investment adviser or an affiliate is bearing the costs related to a fund reorganization, the Staff is asking for evidence of this contractual agreement to be filed with the Commission.  As Dreyfus has agreed to pay the expenses directly related to each proposed Reorganization, please provide the Staff with the contractual agreement for this undertaking.

Response.  Each Agreement and Plan of Reorganization has been revised to reflect that Dreyfus, for purposes of Section 9.3 of the Plan, which states that all parties agree that Dreyfus will bear all expenses directly incurred in connection with the Reorganization, is a party to the Plan.

2.
Staff Comment.  Please revise the capitalization table in each Proxy/Prospectus to add, as applicable, the capitalization information for the Structured Fund and the STARS Opportunities Fund, and update the rest of the information in each table assuming that both Reorganizations are approved by the Funds' shareholders.

Response.  The requested change has been made to the capitalization table in each Proxy/Prospectus.

3.
Staff Comment.  Please confirm whether either Fund or the Acquiring Fund expects to, or may be forced to, reposition its portfolio holdings in connection with the Reorganizations.  If so, please add disclosure to that effect, including that the relevant fund's shareholders will be subject to certain transaction costs associated with the purchase or sale of portfolio holdings, including the estimated percentage of portfolio sales, the associated brokerage costs and the estimated gains or losses realized by the sales of portfolio securities.

Response.  Neither Fund will be forced to reposition its portfolio holdings if its shareholders approve the relevant Reorganization.  Each fund, in the ordinary course of business and not related to the Reorganizations, may buy and sell portfolio holdings in the period prior to the Reorganizations and the combined fund may sell portfolio holdings after the Reorganizations in the ordinary course of its business, subject to any restrictions imposed by the Code with respect to the tax-free nature of the Reorganizations.  It is not possible to predict, with any accuracy, the possible sale of the funds' portfolio securities in the ordinary course of their businesses and, because any sales would not be directly related to the Reorganizations, the funds have not included the requested disclosure in their Proxy/Prospectuses.  Please note, however, that the disclosure in each Proxy/Prospectus has been revised to state that the funds do not intend to sell their portfolio securities in connection with the relevant Reorganization.

4.
Staff Comment.  In the Expense Example for the STARS Opportunities Fund/Acquiring Fund Reorganization, please reconfirm the expenses for the Acquiring Fund's Class B and Class I shares in the "Pro Forma After Reorganization—Fund and Acquiring Fund" example.  Please supplementally submit the expense information, and related assumptions, to the Staff.

Response.  The requested information has been submitted to the Staff.  In calculating the expense examples, please note that the "other expenses" for Class B shares and Class I shares of the combined fund decreased by 23 basis points and 18 basis points, respectively, from the "other expenses" of Class B shares and Class I shares of STARS Opportunities Fund.  These declines are due primarily to the economies of scale resulting from a larger asset base of the combined fund.  Class B shares of the combined fund also have minor savings (2 basis points), while Class I shares of the combined fund have minor additional costs (3 basis points), related to transfer agency expenses incurred on a class-by-class basis.

Statements of Additional Information:

5.
Staff Comment.  Please confirm that the Semi-Annual Report for the period ended June 30, 2010 for the Acquiring Fund will be mailed to shareholders of the Structured Fund and the STARS Opportunities Fund and filed with the Commission prior to the mailing of the Proxy/Prospectus.

Response.  Yes, the Semi-Annual Report for the period ended June 30, 2010 for the Acquiring Fund will be mailed to shareholders of the Structured Fund and the STARS Opportunities Fund and filed with the Commission prior to the mailing of the Proxy/Prospectus.

6.
Staff Comment.  In the SAI for the Reorganization of the Structured Fund into the Acquiring Fund, under "Documents Incorporated by Reference," please add the Fund's Semi-Annual Report for the period ended February 28, 2010.

Response.  The requested change has been made.

7.	Staff Comment. In Pro Forma Statement of Operations, please supplementally explain why the Structured Fund does not have any expenses in the line item "Prospectus and shareholders' reports."

Response.  The Structured Fund does not have any expenses in the line item "Prospectus and shareholders' reports" because it had an over-accrual in a prior period, which was written off in the period reflected in the Pro Forma Statement of Operations.

8.
Staff Comment.  In Pro Forma Statement of Operations, please review the "Adjustments" column and consider whether additional information can be provided in the footnotes to better inform shareholders about the fee and expense adjustments (e.g., specific information about management fee percentages, cost savings from shareholder servicing, etc.)

Response.  Dreyfus has reviewed the "Adjustments" column and has revised footnotes (a) and (b) thereto to provide specific information it believes useful to shareholders.

Tandy Representation

9.
Staff Comment.  We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require.  Because the Registrant and fund management are in possession of all facts relating to the Registrant's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.  In connection with responding to our comments, please provide, in writing, a statement from the Registrant acknowledging that:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response. The requested letter from the Registrant is filed with this letter.

Should members of the Staff have any questions or comments, please contact me at 212.806.6443 or, in my absence, contact David Stephens at 212.806.6138.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens
Jeff Prusnofsky

STRATEGIC FUNDS, INC.
200 Park Avenue
New York, New York  10166

September 10, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Christina DiAngelo and John C. Grzeskiewicz, Esq.

Re:	Strategic Funds, Inc. (333-168329; 811-03940)
Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

STRATEGIC FUNDS, INC.

By: /s/ Jeff Prusnofsky
Name:	Jeff Prusnofsky
Title:	Vice President